LIMITED PARTNERS' EQUITY - Composition of Distributions (Details) - LP Units - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 83	$ 97	$ 167	$ 196
Brookfield
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	21	29	42	60
External LP Unitholders
Disclosure of classes of share capital [line items]
Distributions declared for the six months ended June 30	$ 62	$ 68	$ 125	$ 136